Document And Entity Information Statement - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Nov. 30, 2018	Mar. 31, 2018
Document Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Period Focus	Q4
Document Fiscal Year Focus	2018
Entity Registrant Name	EVOQUA WATER TECHNOLOGIES CORP.
Entity Central Index Key	0001604643
Current Fiscal Year End Date	--09-30
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding (in shares)		113,929,488
Entity Public Float			$ 1,050
Current Reporting Status	Yes